UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2014

Date of Reporting Period: 06/30/2013

Item 1. Schedule of Investments.

		NICHOLAS FUND, INC.
		SCHEDULE OF INVESTMENTS (UNAUDITED)
		AS OF June 30, 2013

	SHARES OR
	PRINCIPAL
	AMOUNT		VALUE
-	------------		--------------
	COMMON STOCKS -- 91.18%
		Consumer Discretionary - Durables &
		Apparel -- 2.59%
	582,014	Polaris Industries Inc.	$ 55,291,330
			--------------
		Consumer Discretionary - Media -- 0.46%
	400,000	Gannett Co., Inc.	9,784,000
			--------------
		Consumer Discretionary -
		Retailing -- 12.80%
	849,100	Jos. A. Bank Clothiers, Inc. *	35,084,812
	2,388,018	LKQ Corporation *	61,491,463
	642,476	O'Reilly Automotive, Inc. *	72,355,647
	946,160	Penske Automotive Group, Inc.	28,895,726
	654,786	Sally Beauty Company, Inc. *	20,363,845
	825,000	Signet Jewelers Limited	55,629,750
			--------------
			273,821,243
			--------------
		Consumer Staples - Food & Staples
		Retailing -- 4.13%
	2,000,000	Walgreen Co.	88,400,000
			--------------
		Consumer Staples - Food, Beverage &
		Tobacco -- 5.08%
	1,000,000	Lorillard, Inc.	43,680,000
	450,000	Philip Morris International Inc.	38,979,000
	845,446	Seneca Foods Corporation - Class A *	25,938,283
			--------------
			108,597,283
			--------------
		Energy -- 5.07%
	703,707	Kinder Morgan Management, LLC *	58,822,845
	1,300,000	Kinder Morgan, Inc.	49,595,000
			--------------
			108,417,845
			--------------
		Financials - Banks -- 2.32%
	1,200,000	Wells Fargo & Company	49,524,000
			--------------
		Financials - Diversified -- 4.93%
	643,520	Affiliated Managers Group, Inc. *	105,498,669
			--------------
		Financials - Insurance -- 5.28%
	995,000	Aon plc	64,028,250
	1,100,000	Loews Corporation	48,840,000
			--------------
			112,868,250
			--------------
		Financials - Real Estate -- 2.40%
	2,200,000	CBRE Group Inc. *	51,392,000
			--------------
		Health Care - Equipment &
		Services -- 6.62%
	300,000	C.R. Bard, Inc.	32,604,000
	657,500	Covidien plc	41,317,300
	333,127	DaVita HealthCare Partners Inc. *	40,241,742
	415,100	Sirona Dental Systems, Inc. *	27,346,788
			--------------
			141,509,830
			--------------
		Health Care - Pharmaceuticals,
		Biotechnology & Life Sciences -- 14.27%
	1,500,000	Gilead Sciences, Inc. *	76,815,000
	154,400	Mettler-Toledo International Inc. *	31,065,280
	250,000	Pfizer Inc.	7,002,500
	825,688	Thermo Fisher Scientific Inc.	69,877,975
	1,400,000	Valeant Pharmaceuticals
		International, Inc. *	120,512,000
			--------------
			305,272,755
			--------------
		Industrials - Capital Goods -- 7.06%
	450,000	A.O. Smith Corporation	16,326,000

721,100	Snap-on Incorporated	64,451,918
278,910	W.W. Grainger, Inc.	70,335,524
		--------------
		151,113,442
		--------------
	Industrials - Commercial & Professional
	Services -- 1.95%
1,353,000	Copart, Inc. *	41,672,400
		--------------
	Information Technology - Hardware &
	Equipment -- 2.29%
850,000	Motorola Solutions, Inc.	49,070,500
		--------------
	Information Technology - Software &
	Services -- 7.42%
241,700	Fiserv, Inc. *	21,126,997
130,000	MasterCard Incorporated - Class A	74,685,000
1,300,000	MICROS Systems, Inc. *	56,095,000
123,300	Solera Holdings, Inc.	6,861,645
		--------------
		158,768,642
		--------------
	Materials -- 6.51%
796,600	AptarGroup, Inc.	43,980,286
1,250,000	Ball Corporation	51,925,000
778,224	Stepan Company	43,277,037
		--------------
		139,182,323
		--------------
	TOTAL COMMON STOCKS
	(cost $1,117,190,716)	1,950,184,512
		--------------
SHORT-TERM INVESTMENTS -- 9.21%
	Commercial Paper - 9.08%
$3,000,000	Consolidated Edison, Inc. 07/01/13, 0.30%	3,000,000
6,000,000	Valspar Corporation (The) 07/01/13, 0.29%	6,000,000
6,000,000	Bayer AG 07/02/12, 0.33%	5,999,945
4,000,000	Clorox Company (The) 07/02/13, 0.24%	3,999,973
5,375,000	Valspar Corporation (The) 07/02/13, 0.29%	5,374,957
8,450,000	Bacardi-Martini B.V. 07/03/13, 0.26%	8,449,878
5,000,000	Valspar Corporation (The) 07/05/13, 0.29%	4,999,839
4,600,000	Bayer AG 07/08/13, 0.26%	4,599,767
6,000,000	Kinder Morgan Energy Partners L.P.
	07/08/13, 0.28%	5,999,673
4,350,000	Aetna Inc. 07/09/13, 0.23%	4,349,778
5,275,000	Bacardi U.S.A., Inc. 07/10/13, 0.26%	5,274,657
5,000,000	Southern Company Funding Corporation
	07/10/13, 0.18%	4,999,775
5,000,000	Valspar Corporation (The) 07/11/13, 0.28%	4,999,611
3,000,000	Apache Corporation 07/12/13, 0.28%	2,999,743
5,050,000	Bemis Company, Inc. 07/12/13, 0.27%	5,049,583
5,000,000	CBS Corporation 07/15/13, 0.28%	4,999,456
5,025,000	Stanley Black & Decker Inc.
	07/15/13, 0.25%	5,024,512
4,000,000	Apache Corporation 07/16/13, 0.28%	3,999,533
5,000,000	Marriott International, Inc.
	07/16/13, 0.30%	4,999,375
5,000,000	Nissan Motor Acceptance Corporation
	07/17/13, 0.27%	4,999,400
1,725,000	CBS Corporation 07/18/13, 0.27%	1,724,780
5,000,000	Kinder Morgan Energy Partners L.P.
	07/18/13, 0.28%	4,999,339
5,400,000	Nissan Motor Acceptance Corporation
	07/18/13, 0.26%	5,399,337
5,000,000	Integrys Energy Group, Inc.
	07/19/13, 0.29%	4,999,275
5,000,000	VW Credit, Inc. 07/19/13, 0.26%	4,999,350
5,000,000	Hewlett-Packard Company 07/22/13, 0.32%	4,999,067
1,300,000	Hitachi Capital America Corp.
	07/23/13, 0.37%	1,299,706
4,000,000	Pacific Gas and Electric Company
	07/23/13, 0.23%	3,999,438
6,700,000	Southern Company Funding Corporation
	07/24/13, 0.20%	6,699,144
5,125,000	VW Credit, Inc. 07/24/13, 0.28%	5,124,083
1,775,000	Bemis Company, Inc. 07/25/13, 0.27%	1,774,681
6,000,000	CBS Corporation 07/26/13, 0.28%	5,998,833
4,900,000	Hewlett-Packard Company 07/26/13, 0.31%	4,898,945
3,000,000	Integrys Energy Group, Inc. 07/29/13, 0.27%	2,999,370
7,475,000	Integrys Energy Group, Inc. 07/30/13, 0.26%	7,473,434
4,000,000	Integrys Energy Group, Inc. 07/31/13, 0.31%	3,998,967
5,725,000	CBS Corporation 08/01/13, 0.28%	5,723,620
4,500,000	Marriott International, Inc.
	08/07/13, 0.35%	4,498,381

3,000,000	VW Credit, Inc. 08/09/13, 0.32%	2,998,960
4,600,000	VW Credit, Inc. 08/13/13, 0.31%	4,598,297
5,000,000	Marriott International, Inc.
	08/20/13, 0.33%	4,997,708
		--------------
		194,324,170
		--------------
	Variable Rate Security - 0.13%
2,694,225	Fidelity Institutional Money Market
	Fund - Class I	2,694,225
		--------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $197,018,395)	197,018,395
		--------------
	TOTAL INVESTMENTS
	(cost $1,314,209,111) - 100.39%	2,147,202,907
		--------------

	LIABILITIES, NET OF OTHER ASSETS - (0.39)%	(8,447,348)
		--------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$2,138,755,559
		--------------
		--------------

  Of net assets.

  Non-income producing.

As of June 30, 2013, investment cost for federal tax purposes was $1,314,209,111 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$838,244,487
Unrealized depreciation	(5,250,691)
------------
Net unrealized appreciation	$832,993,796
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities

Level 1 -
Common Stocks(1)	$1,950,184,512
Variable Rate Security	2,694,225
Level 2 -
Commercial Paper	194,324,170
Level 3 -
None	--
--------------
Total	$2,147,202,907
--------------
--------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 08/06/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 08/06/2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 08/06/2013